CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 64,481	$ 68,641
Accounts receivable and accrued revenues	17,348	30,060
Capitalized voyage expenses	911	1,039
Prepaid expenses	6,437	6,685
Bunkers, lube oils and consumables	29,421	11,854
Total current assets	118,599	118,279
Non-current assets
Vessels and time charter contracts	1,478,675	1,476,436
Advances for vessels and vessel upgrades	10,318	17,269
Other property, plant and equipment	4,019	4,772
Investment in associate company	6,114	5,233
Total non-current assets	1,499,125	1,503,710
TOTAL ASSETS	1,617,724	1,621,989
Current liabilities
Accounts payable and accrued expenses	13,307	18,503
Derivative financial liabilities	8,439	9,073
Current portion long-term debt	9,784	3,396
Other current liabilities	699	721
Deferred shipping revenues	4,046	16,236
Total current liabilities	36,276	47,929
Non-current liabilities
Long-term debt	515,015	446,562
Derivative financial liabilities	7,240	14,601
Other non-current liabilities	3,353	3,957
Total non-current liabilities	525,608	465,120
TOTAL LIABILITIES	561,884	513,049
Equity
Common stock at par value	1,667	1,708
Additional paid-in capital	1,266,965	1,291,505
Accumulated deficit	(216,079)	(188,709)
Translation differences	73	169
Other reserves	3,185	4,248
Total equity attributable to the Company	1,055,811	1,108,921
Non-controlling interest	29	19
Total equity	1,055,840	1,108,940
TOTAL LIABILITIES AND EQUITY	$ 1,617,724	$ 1,621,989